March 24, 2010

VIA EDGAR

The United States Securities and
   Exchange Commission
100 F Street NE
Washington, D.C. 20549-4644

Subject:	Nationwide Portfolio Innovator
Nationwide Life Insurance Company
SEC File No. 333-149613
CIK 0000205695

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company (“Nationwide”), we are filing Post-effective Amendment No. 2 on Form S-1 for the purpose of registering Individual Supplemental Immediate Fixed Income Annuity Contracts (the “Contracts”).

The purpose of this filing is to update all references to the latest annual report on Form 10-K (filed on March 2, 2010; 1933 Act No. 002-64559), which is incorporated into the registration statement by reference.  Other changes have also been made with the intent of clarifying the disclosure.  These changes are noted in the electronic redlined copies.  The materiality of the disclosure changes is consistent with the materiality of changes that would be filed pursuant to Rule 485(b).

We respectfully request an effective date of April 30, 2010.  Please call me at (614) 677-6123 with your questions or comments.

Sincerely,

/s/Benjamin W. Mischnick

Benjamin W. Mischnick
Senior Counsel
Nationwide Life Insurance Company

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